UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21477

Western Asset/Claymore Inflation-Linked Opportunities & Income Fund

(Exact name of registrant as specified in charter)

385 East Colorado Boulevard Pasadena, CA 91101

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: (888)-777-0102

Date of fiscal year end: November 30

Date of reporting period: August 31, 2017

ITEM 1.	SCHEDULE OF INVESTMENTS.

WESTERN ASSET/CLAYMORE INFLATION-LINKED OPPORTUNITIES & INCOME FUND

FORM N-Q

AUGUST 31, 2017

WESTERN ASSET/CLAYMORE INFLATION-LINKED OPPORTUNITIES & INCOME FUND

Consolidated schedule of investments (unaudited)	August 31, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
U.S. TREASURY INFLATION PROTECTED SECURITIES - 108.5%
U.S. Treasury Bonds, Inflation Indexed	2.375%	1/15/25	10,395,840	$11,976,179
U.S. Treasury Bonds, Inflation Indexed	2.000%	1/15/26	130,719,050	148,449,996	(a)
U.S. Treasury Bonds, Inflation Indexed	1.750%	1/15/28	7,857,158	8,898,586	(a)
U.S. Treasury Bonds, Inflation Indexed	3.625%	4/15/28	20,869,121	27,654,284
U.S. Treasury Bonds, Inflation Indexed	2.500%	1/15/29	11,477,353	14,034,594
U.S. Treasury Bonds, Inflation Indexed	3.875%	4/15/29	19,370,130	26,685,261
U.S. Treasury Bonds, Inflation Indexed	2.125%	2/15/40	7,933,030	10,090,859
U.S. Treasury Bonds, Inflation Indexed	2.125%	2/15/41	7,158,592	9,154,443
U.S. Treasury Bonds, Inflation Indexed	0.750%	2/15/42	271,008	264,975
U.S. Treasury Bonds, Inflation Indexed	0.625%	2/15/43	6,477,632	6,131,432
U.S. Treasury Bonds, Inflation Indexed	1.375%	2/15/44	8,592,007	9,604,413
U.S. Treasury Bonds, Inflation Indexed	0.750%	2/15/45	14,718,830	14,234,953
U.S. Treasury Bonds, Inflation Indexed	1.000%	2/15/46	21,357,895	21,979,170
U.S. Treasury Bonds, Inflation Indexed	0.875%	2/15/47	1,014,730	1,015,403
U.S. Treasury Notes, Inflation Indexed	0.125%	4/15/18	87,950,950	87,745,960	(a)
U.S. Treasury Notes, Inflation Indexed	0.125%	4/15/19	52,268,000	52,376,020	(a)
U.S. Treasury Notes, Inflation Indexed	0.125%	4/15/20	40,793,220	41,000,995	(a)
U.S. Treasury Notes, Inflation Indexed	1.125%	1/15/21	69,771,623	72,695,020	(a)
U.S. Treasury Notes, Inflation Indexed	0.625%	7/15/21	14,508,780	14,944,699
U.S. Treasury Notes, Inflation Indexed	0.125%	7/15/22	61,917,751	62,408,174	(a)
U.S. Treasury Notes, Inflation Indexed	0.125%	1/15/23	69,551,048	69,656,460	(a)(h)
U.S. Treasury Notes, Inflation Indexed	0.375%	7/15/23	26,008,511	26,472,452
U.S. Treasury Notes, Inflation Indexed	0.625%	1/15/24	30,716,855	31,547,117
U.S. Treasury Notes, Inflation Indexed	0.125%	7/15/24	22,602,137	22,514,502
U.S. Treasury Notes, Inflation Indexed	0.625%	1/15/26	52,842,909	54,048,224	(a)

TOTAL U.S. TREASURY INFLATION PROTECTED SECURITIES (Cost - $828,130,978)				845,584,171

ASSET-BACKED SECURITIES - 0.0%
Bear Stearns Asset-Backed Securities Trust, 2007-SD2 2A1 (1 mo. USD LIBOR + 0.400%)	1.634%	9/25/46	79,361	75,570	(b)
Security National Mortgage Loan Trust, 2006-3A A2	5.830%	1/25/37	177,709	175,350	(b)(c)

TOTAL ASSET-BACKED SECURITIES (Cost - $160,377)				250,920

COLLATERALIZED MORTGAGE OBLIGATIONS(d) - 5.8%
Banc of America Funding Corp., 2015-R2 04A2 (1 mo. USD LIBOR + 0.165%)	1.618%	9/29/36	13,443,247	8,065,142	(b)(c)
Banc of America Funding Corp., 2015-R2 5A2	1.659%	9/29/36	8,524,588	4,649,873	(b)(c)
CD Commercial Mortgage Trust, 2007-CD4 AJ	5.398%	12/11/49	425,808	261,280	(b)
Countrywide Alternative Loan Trust, 2005-22T1 A2, IO (-1 mo. USD LIBOR + 5.070%)	3.836%	6/25/35	3,754,314	552,224	(b)
Credit Suisse Mortgage Trust, 2006-C5 AJ	5.373%	12/15/39	2,009,046	1,856,015
Credit Suisse Mortgage Trust, 2007-C5 AM	5.869%	9/15/40	2,880,151	2,851,062	(b)
Credit Suisse Mortgage Trust, 2015-2R 3A2	1.442%	4/27/36	2,690,000	2,112,097	(b)(c)
Federal Home Loan Mortgage Corp. (FHLMC) Seasoned Credit Risk Transfer Trust, 2017-2 M1	4.000%	8/25/56	3,690,000	3,630,989	(b)(c)
Federal Home Loan Mortgage Corp. (FHLMC) Seasoned Credit Risk Transfer Trust, 2017-2 M2	4.000%	8/25/56	5,170,000	4,526,180	(b)(c)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2017-DNA2 M2 (1 mo. USD LIBOR + 3.450%)	4.684%	10/25/29	2,660,000	2,782,748	(b)
Federal National Mortgage Association (FNMA) - CAS, 2017-C06 1B1 (1 mo. USD LIBOR + 4.150%)	5.386%	2/25/30	2,950,000	2,813,447	(b)
JPMorgan Chase Commercial Mortgage Securities Trust, 2007-CB19 AJ	5.990%	2/12/49	2,750,000	2,172,500	(b)
JPMorgan Chase Commercial Mortgage Securities Trust, 2007-LD12 AJ	6.190%	2/15/51	350,868	340,623	(b)

See Notes to Consolidated Schedule of Investments.

WESTERN ASSET/CLAYMORE INFLATION-LINKED OPPORTUNITIES & INCOME FUND

Consolidated schedule of investments (unaudited) (cont’d)	August 31, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Lehman Mortgage Trust, 2006-5 2A2, IO (-1 mo. USD LIBOR + 7.150%)	5.916%	9/25/36	6,666,668	$1,805,524	(b)
Morgan Stanley Mortgage Loan Trust, 2007-11AR 2A3 (6 mo. USD LIBOR + 2.170%)	3.373%	6/25/37	122,264	88,477	(b)
Washington Mutual Inc., Mortgage Pass-Through Certificates, 2006-AR3 A1B (12 mo. Monthly Treasury Average Index + 1.000%)	1.830%	2/25/46	2,958,800	2,685,957	(b)
Wells Fargo Commercial Mortgage Trust, 2015-C31 E	4.765%	11/15/48	5,912,000	3,948,022	(b)(c)

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $44,552,220)				45,142,160

CORPORATE BONDS & NOTES - 9.0%
Consumer Staples - 0.4%
Food Products - 0.2%
MARB Bondco PLC, Senior Notes	7.000%	3/15/24	1,850,000	1,826,690	(c)
Tobacco - 0.2%
Alliance One International Inc., Secured Notes	9.875%	7/15/21	1,320,000	1,145,100

Total Consumer Staples				2,971,790

Energy - 3.7%
Energy Equipment & Services - 0.1%
Halliburton Co., Senior Bonds	3.800%	11/15/25	500,000	516,533
Oil, Gas & Consumable Fuels - 3.6%
Anadarko Petroleum Corp., Senior Notes	5.550%	3/15/26	500,000	558,113
Apache Corp., Senior Notes	2.625%	1/15/23	500,000	493,113
BP Capital Markets PLC, Senior Bonds	3.119%	5/4/26	500,000	504,962
Chesapeake Energy Corp., Senior Notes	5.750%	3/15/23	3,000,000	2,651,250
Continental Resources Inc., Senior Notes	4.900%	6/1/44	2,250,000	1,902,600
Exxon Mobil Corp., Senior Notes	3.043%	3/1/26	500,000	514,023
Noble Energy Inc., Senior Notes	3.900%	11/15/24	500,000	512,777
Oasis Petroleum Inc., Senior Notes	6.500%	11/1/21	4,968,000	4,837,590
Oasis Petroleum Inc., Senior Notes	6.875%	1/15/23	890,000	851,730
Occidental Petroleum Corp., Senior Notes	3.000%	2/15/27	1,780,000	1,765,487
Rice Energy Inc., Senior Notes	6.250%	5/1/22	1,410,000	1,466,400
Rice Energy Inc., Senior Notes	7.250%	5/1/23	890,000	951,188
Sanchez Energy Corp., Senior Notes	7.750%	6/15/21	2,190,000	1,894,350
Sanchez Energy Corp., Senior Notes	6.125%	1/15/23	1,180,000	899,750
Transcontinental Gas Pipe Line Co., LLC, Senior Notes	7.850%	2/1/26	500,000	651,337
Whiting Petroleum Corp., Senior Notes	5.750%	3/15/21	2,000,000	1,880,000
Whiting Petroleum Corp., Senior Notes	6.250%	4/1/23	2,000,000	1,855,000
Williams Cos. Inc., Senior Notes	5.750%	6/24/44	2,350,000	2,438,125
YPF Sociedad Anonima, Senior Notes	8.500%	7/28/25	1,700,000	1,965,200	(e)

Total Oil, Gas & Consumable Fuels				28,592,995

Total Energy				29,109,528

Financials - 1.0%
Banks - 0.7%
Barclays Bank PLC, Subordinated Notes	7.625%	11/21/22	5,060,000	5,812,675

Diversified Financial Services - 0.3%
ILFC E-Capital Trust II, Bonds (Max (3 mo. USD LIBOR, 10 year Treasury Constant Maturity Rate, 30 year Treasury Constant Maturity Rate) + 1.800%)	4.590%	12/21/65	2,084,000	1,977,195	(b)(c)

Total Financials				7,789,870

See Notes to Consolidated Schedule of Investments.

WESTERN ASSET/CLAYMORE INFLATION-LINKED OPPORTUNITIES & INCOME FUND

Consolidated schedule of investments (unaudited) (cont’d)	August 31, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Health Care - 2.5%
Health Care Equipment & Supplies - 0.5%
DJO Finco Inc./DJO Finance LLC/DJO Finance Corp., Secured Notes	8.125%	6/15/21	3,000,000		$2,850,900	(c)
Immucor Inc., Senior Notes	11.125%	2/15/22	1,180,000		1,230,150	(c)

Total Health Care Equipment & Supplies					4,081,050

Health Care Providers & Services - 1.4%
BioScrip Inc., Senior Notes	8.875%	2/15/21	2,190,000		1,992,900
Universal Hospital Services Inc., Secured Notes	7.625%	8/15/20	9,005,000		9,140,075

Total Health Care Providers & Services					11,132,975

Pharmaceuticals - 0.6%
Valeant Pharmaceuticals International Inc., Senior Notes	6.125%	4/15/25	4,890,000		4,125,938	(c)

Total Health Care					19,339,963

Industrials - 0.4%
Aerospace & Defense - 0.2%
Heligear Acquisition Co., Senior Secured Bonds	10.250%	10/15/19	1,464,000		1,538,269	(c)
Construction & Engineering - 0.2%
Brundage-Bone Concrete Pumping Inc., Senior Secured Notes	10.375%	9/1/21	1,500,000		1,545,000	(c)

Total Industrials					3,083,269

Materials - 1.0%
Metals & Mining - 1.0%
Barrick Gold Corp., Senior Notes	5.250%	4/1/42	500,000		575,890
Freeport-McMoRan Inc., Senior Notes	6.875%	2/15/23	3,000,000		3,251,250
Glencore Funding LLC, Senior Notes	4.000%	3/27/27	500,000		506,304	(c)
Southern Copper Corp., Senior Notes	5.250%	11/8/42	3,440,000		3,669,047

Total Materials					8,002,491

TOTAL CORPORATE BONDS & NOTES (Cost - $64,550,230)					70,296,911

NON-U.S. TREASURY INFLATION PROTECTED SECURITIES - 3.7%
Brazil - 0.9%
Federative Republic of Brazil, Notes	6.000%	8/15/50	6,800,000	BRL	7,226,241

Italy - 2.8%
Italy Buoni Poliennali Del Tesoro, Senior Bonds	3.100%	9/15/26	15,093,960	EUR	21,463,079	(e)

TOTAL NON-U.S. TREASURY INFLATION PROTECTED SECURITIES (Cost - $24,913,063)					28,689,320

SENIOR LOANS - 0.1%
Consumer Discretionary - 0.1%
Textiles, Apparel & Luxury Goods - 0.1%
TOMS Shoes LLC, Term Loan B (3 mo. LIBOR + 5.500%) (Cost - $1,213,799)	6.820%	10/28/20	1,290,300		524,723	(b)(f)(g)

SOVEREIGN BONDS - 2.5%
Ecuador - 0.6%
Republic of Ecuador, Senior Bonds	10.500%	3/24/20	3,120,000		3,334,500	(c)
Republic of Ecuador, Senior Bonds	7.950%	6/20/24	1,070,000		1,047,262	(e)

Total Ecuador					4,381,762

Mexico - 1.9%
United Mexican States, Senior Bonds	7.750%	11/13/42	251,000,000	MXN	14,955,202

TOTAL SOVEREIGN BONDS (Cost - $19,504,076)					19,336,964

See Notes to Consolidated Schedule of Investments.

WESTERN ASSET/CLAYMORE INFLATION-LINKED OPPORTUNITIES & INCOME FUND

Consolidated schedule of investments (unaudited) (cont’d)	August 31, 2017

SECURITY			SHARES	VALUE
COMMON STOCKS - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Frontera Energy Corp. (Cost - $925,885)			5,523	$153,760	*

	RATE
PREFERRED STOCKS - 0.1%
Industrials - 0.1%
Trading Companies & Distributors - 0.1%
General Finance Corp. (Cost - $1,360,000)	8.125%		54,400	1,387,200

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $985,310,628)				1,011,366,129

		MATURITY DATE	FACE AMOUNT†
SHORT-TERM INVESTMENTS - 1.2%
Repurchase Agreements - 1.1%
Deutsche Bank Securities Inc. repurchase agreement dated 8/31/17; Proceeds at maturity - $8,100,239; (Fully collateralized by U.S. government obligations, 0.125% due 4/15/20; Market value - $8,262,000) (Cost - $8,100,000)	1.060%	9/1/17	8,100,000	8,100,000

			SHARES
Money Market Funds - 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost - $1,011,146)	0.934%		1,011,146	1,011,146

TOTAL SHORT-TERM INVESTMENTS (Cost - $9,111,146)				9,111,146

TOTAL INVESTMENTS - 130.9% (Cost - $994,421,774)				1,020,477,275

Liabilities in Excess of Other Assets - (30.9)%				(241,048,179)

TOTAL NET ASSETS - 100.0%				$779,429,096

†	Face amount denominated in U.S. dollars, unless otherwise noted.

*	Non-income producing security.

(a)	All or a portion of this security is held by the counterparty as collateral for open reverse repurchase agreements.

(b)	Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(c)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(d)	Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

(e)	Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(f)	Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.

(g)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.

(h)	All or a portion of this security is held at the broker as collateral for open futures contracts.

Abbreviations used in this schedule:

BRL	— Brazilian Real
EUR	— Euro
IO	— Interest Only
MXN	— Mexican Peso

See Notes to Consolidated Schedule of Investments.

WESTERN ASSET/CLAYMORE INFLATION-LINKED OPPORTUNITIES & INCOME FUND

Consolidated schedule of investments (unaudited) (cont’d)	August 31, 2017

At August 31, 2017, the Fund had the following open reverse repurchase agreements:

Counterparty	Rate	Effective Date	Maturity Date		Face Amount of Reverse Repurchase Agreements	Asset Class of Collateral*	Collateral Value
Credit Suisse	1.15%	7/20/2017	TBD	**	$32,718,750	U.S. Treasury inflation protected securities	$33,386,479
Deutsche Bank	1.29%	8/16/2017	11/16/2017		227,222,500	U.S. Treasury inflation protected securities	233,048,718
Deutsche Bank	1.29%	8/17/2017	11/16/2017		20,400,000	U.S. Treasury inflation protected securities	20,923,077

					$280,341,250		$287,358,274

*	Refer to the Consolidated Schedule of Investments for positions held at the counterparty as collateral for reverse repurchase agreements.

**	TBD-To Be Determined; These reverse repurchase agreements have no maturity dates because they are renewed daily and can be terminated by either the Fund or the counterparty in accordance with the terms of the agreements. The rates for these agreements are variable. The rate disclosed is the rate as-of August 31, 2017.

At August 31, 2017, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy:
90-Day Eurodollar	112	12/18	$27,699,364	$27,546,400	$(152,964)
Brent Crude	791	9/17	40,807,342	41,812,260	1,004,918
Canadian Dollar	580	9/17	43,357,685	46,420,300	3,062,615
Corn	160	12/17	3,116,526	2,862,000	(254,526)
Euro	238	9/17	33,728,245	35,438,200	1,709,955
Euro BTP	275	9/17	43,802,685	44,961,537	1,158,852
Gold 100 Ounce	174	12/17	22,030,713	23,006,280	975,567
LME Copper	129	12/17	8,466,049	9,992,662	1,526,613
Mexican Peso	168	9/17	4,527,306	4,699,800	172,494
Natural Gas	146	9/17	4,917,021	4,438,400	(478,621)
Silver	22	12/17	1,902,852	1,933,250	30,398
Soybean	77	11/17	3,657,154	3,639,213	(17,941)
U.S. Treasury 10-Year Notes	985	12/17	124,560,093	125,079,609	519,516
Wheat	73	12/17	1,696,882	1,585,925	(110,957)

					9,145,919

Contracts to Sell:
90-Day Eurodollar	65	9/18	15,954,451	15,998,125	(43,674)
British Pound	67	9/17	5,415,476	5,418,625	(3,149)
Euro-Bund	143	9/17	28,005,524	28,102,303	(96,779)
Euro-Bund	76	12/17	14,669,572	14,675,828	(6,256)
Japanese Yen	1,051	9/17	120,539,984	119,531,544	1,008,440
U.S. Treasury 5-Year Notes	1,324	12/17	156,569,838	156,894,000	(324,162)
U.S. Treasury Long-Term Bonds	221	12/17	34,323,071	34,496,719	(173,648)
U.S. Treasury Ultra 10-Year Notes	110	12/17	14,954,343	15,018,437	(64,094)
U.S. Treasury Ultra Long-Term Bonds	4	12/17	672,268	676,250	(3,982)

					292,696

Net unrealized appreciation on open futures contracts					$9,438,615

See Notes to Consolidated Schedule of Investments.

WESTERN ASSET/CLAYMORE INFLATION-LINKED OPPORTUNITIES & INCOME FUND

Consolidated schedule of investments (unaudited) (cont’d)	August 31, 2017

At August 31, 2017, the Fund had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
ARS	118,162,500	USD	7,139,728	Citibank N.A.	10/17/17	$(477,067)
INR	503,530,000	USD	7,675,528	Barclays Bank PLC	10/18/17	161,329
COP	44,955,080,000	USD	14,392,534	Barclays Bank PLC	10/19/17	760,686
GBP	4,941,589	USD	6,410,971	Barclays Bank PLC	10/19/17	(11,441)
MXN	208,620,000	USD	11,705,100	Barclays Bank PLC	10/19/17	(118,862)
MYR	33,790,000	USD	7,830,823	Barclays Bank PLC	10/19/17	67,855
RUB	441,470,000	USD	7,248,383	Barclays Bank PLC	10/19/17	301,031
RUB	470,680,000	USD	7,696,824	Barclays Bank PLC	10/19/17	352,100
USD	2,069	CAD	2,660	Barclays Bank PLC	10/19/17	(62)
USD	22,139,358	CAD	28,000,000	Barclays Bank PLC	10/19/17	(294,221)
USD	36,640,942	EUR	31,802,840	Barclays Bank PLC	10/19/17	(1,307,852)
JPY	2,537,550,000	USD	22,650,589	Citibank N.A.	10/19/17	478,931
JPY	2,430,000,000	USD	22,201,310	Citibank N.A.	10/19/17	(52,098)
RUB	943,709,000	USD	15,377,993	Citibank N.A.	10/19/17	760,023
USD	178,680	EUR	150,000	Citibank N.A.	10/19/17	(308)
USD	16,334,140	TWD	499,498,000	Citibank N.A.	10/19/17	(247,223)

Total						$372,821

Abbreviations used in this table:

ARS	— Argentine Peso
CAD	— Canadian Dollar
COP	— Colombian Peso
EUR	— Euro
GBP	— British Pound
INR	— Indian Rupee
JPY	— Japanese Yen
MXN	— Mexican Peso
MYR	— Malaysian Ringgit
RUB	— Russian Ruble
TWD	— Taiwan Dollar
USD	— United States Dollar

At August 31, 2017, the Fund had the following open swap contracts:

CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION[1]
Reference Entity	Notional Amount[2]	Termination Date	Periodic Payments Received by the Fund†	Market Value[3]	Upfront Premiums Paid (Received)	Unrealized Appreciation
Markit CDX.NA.IG.28 Index	$33,330,000	6/20/22	1.000% quarterly	$640,880	$616,045	$24,835

1	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

2	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

3	The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Decreasing market values (sell protection) or increasing market values (buy protection) when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

†	Percentage shown is an annual percentage rate.

This Consolidated Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Consolidated Schedule of Investments.

Notes to Consolidated Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset/Claymore Inflation-Linked Opportunities & Income Fund (the “Fund”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as a diversified, closed-end management investment company. The Fund commenced operations on February 25, 2004.

The Fund’s primary investment objective is to provide current income for its shareholders. Capital appreciation, when consistent with current income, is a secondary investment objective.

The Fund may gain exposure to the commodities markets by investing a portion of its assets in a wholly-owned subsidiary, Western Asset/Claymore Inflation-Linked Opportunities & Income Fund CFC (the “Subsidiary”), organized under the laws of the Cayman Islands. Among other investments, the Subsidiary may invest in commodity-linked instruments. The Fund may invest up to 25% of its total assets in the Subsidiary. This schedule of investments is the consolidated schedule of investments of the Fund and the Subsidiary.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

Notes to Consolidated Schedule of Investments (unaudited) (continued)

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
U.S. Treasury Inflation Protected Securities	—	$845,584,171	—	$845,584,171
Asset-Backed Securities	—	250,920	—	250,920
Collateralized Mortgage Obligations	—	45,142,160	—	45,142,160
Corporate Bonds & Notes	—	70,296,911	—	70,296,911
Non-U.S. Treasury Inflation Protected Securities	—	28,689,320	—	28,689,320
Senior Loans	—	524,723	—	524,723
Sovereign Bonds	—	19,336,964	—	19,336,964
Common Stocks	$153,760	—	—	153,760
Preferred Stocks	1,387,200	—	—	1,387,200

Total Long-Term Investments	1,540,960	1,009,825,169	—	1,011,366,129

Short-Term Investments†:
Repurchase Agreements	—	8,100,000	—	8,100,000
Money Market Funds	1,011,146	—	—	1,011,146

Total Short-Term Investments	1,011,146	8,100,000	—	9,111,146

Total Investments	2,552,106	1,017,925,169	—	1,020,477,275

Other Financial Instruments:
Futures Contracts	11,169,368	—	—	11,169,368
Forward Foreign Currency Contracts	—	2,881,955	—	2,881,955
Centrally Cleared Credit Default Swaps on Credit Indices - Sell Protection	—	24,835	—	24,835

Total Other Financial Instruments	11,169,368	2,906,790	—	14,076,158

Total	$13,721,474	$1,020,831,959	—	$1,034,553,433

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other Financial Instruments:
Futures Contracts	$1,730,753	—	—	$1,730,753
Forward Foreign Currency Contracts	—	$2,509,134	—	2,509,134

Total	$1,730,753	$2,509,134	—	$4,239,887

†	See Schedule of Investments for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Western Asset/Claymore Inflation-Linked Opportunities & Income Fund

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date: October 25, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date: October 25, 2017

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date: October 25, 2017